Stock Option Activity (Detail) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Shares
Options exercised	73,628
Options outstanding- end of year	559,025
Stock Options
Shares
Options outstanding- beginning of year	565,275	512,775	357,775
Options exercised
Options forfeited	(23,250)	(2,500)
Options granted	17,000	55,000	155,000
Options outstanding- end of year	559,025	565,275	512,775	357,775
Options exercisable at end of year		5,500	5,750
Weighted average exercise price/share
Options outstanding- beginning of year	$ 10.76	$ 10.99	$ 11.35
Options exercised
Options forfeited	$ 15.11	$ 32.99
Options granted	$ 9.28	$ 9.00	$ 10.20
Options outstanding- end of year	$ 10.54	$ 10.76	$ 10.99	$ 11.35
Options exercisable at end of		$ 29.42	$ 29.42
Weighted average remaining life (years)
Options forfeited	7 years	3 years
Options granted	9 years	9 years	7 years
Options outstanding- end of year	8 years	8 years	9 years	10 years
Options exercisable at end of year		4 years	4 years